Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 122,938	$ 33,709	[1]	₪ 137,466	$ 37,693	[1]	₪ 150,607	₪ 195,718
Financial assets at fair value through profit or loss	47,842	13,118	[1]	46,143
Lease liabilities	4,700	$ 1,288		2,207	$ 605		₪ 3,478
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0			0
Financial assets at fair value through profit or loss	171,031			148,306
Trade and other receivables	0			0
Total financial assets	171,031			148,306
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	122,938			137,466
Financial assets at fair value through profit or loss	0			0
Trade and other receivables	178,715			170,543
Total financial assets	301,653			308,009
Trade payables	28,203			21,622
Lease liabilities	4,700			2,206
Total financial liabilities	₪ 32,903			₪ 23,828

[1]	Convenience Translation into US Dollars.